Post-retirement pension and other defined benefit schemes - Amounts charged to comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Post-retirement benefits
Past service credit/(cost)	$ 12	$ (6)
Net interest on post-employment defined benefit plan liabilities	(38)	(29)	$ (26)
Other comprehensive income
Remeasurement of the defined benefit liability	(406)	1,118	$ 626
Pension schemes
Post-retirement benefits
Current service cost	(56)	(88)
Past service credit/(cost)	12	(6)
Expenses	(11)	(7)
Total charge to Operating profit	(55)	(101)
Interest income on scheme assets	300	175
Interest expense on post-retirement scheme obligations	(338)	(204)
Net interest on post-employment defined benefit plan liabilities	(38)	(29)
Charge before taxation	(93)	(130)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	(65)	(2,467)
Experience (losses)/gains arising on the post-retirement scheme obligations	(107)	(66)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(243)	3,727
Changes in demographic assumptions	9	(76)
Remeasurement of the defined benefit liability	(406)	1,118
Pension schemes | UK defined benefit plans
Post-retirement benefits
Current service cost	(6)	(14)
Past service credit/(cost)	12	(5)
Expenses	(9)	(5)
Total charge to Operating profit	(3)	(24)
Interest income on scheme assets	229	123
Interest expense on post-retirement scheme obligations	(239)	(132)
Net interest on post-employment defined benefit plan liabilities	(10)	(9)
Charge before taxation	(13)	(33)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	(59)	(1,964)
Experience (losses)/gains arising on the post-retirement scheme obligations	(25)	55
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(142)	2,272
Changes in demographic assumptions	12	(84)
Remeasurement of the defined benefit liability	(214)	279
Pension schemes | Rest of Group defined benefit plans
Post-retirement benefits
Current service cost	(35)	(38)
Past service credit/(cost)	2	3
Expenses	(1)
Total charge to Operating profit	(34)	(35)
Interest income on scheme assets	11	5
Interest expense on post-retirement scheme obligations	(27)	(12)
Net interest on post-employment defined benefit plan liabilities	(16)	(7)
Charge before taxation	(50)	(42)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	(45)	(55)
Experience (losses)/gains arising on the post-retirement scheme obligations	(13)	(6)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	44	275
Changes in demographic assumptions	(3)	(1)
Remeasurement of the defined benefit liability	(17)	213
US | Pension schemes
Post-retirement benefits
Current service cost	(2)	(1)
Expenses	(1)	(2)
Total charge to Operating profit	(3)	(3)
Interest income on scheme assets	22	29
Interest expense on post-retirement scheme obligations	(22)	(29)
Charge before taxation	(3)	(3)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	2	(295)
Experience (losses)/gains arising on the post-retirement scheme obligations	(2)	(16)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(10)	284
Remeasurement of the defined benefit liability	(10)	(27)
SWEDEN | Pension schemes
Post-retirement benefits
Current service cost	(13)	(35)
Past service credit/(cost)	(2)	(4)
Total charge to Operating profit	(15)	(39)
Interest income on scheme assets	38	18
Interest expense on post-retirement scheme obligations	(50)	(31)
Net interest on post-employment defined benefit plan liabilities	(12)	(13)
Charge before taxation	(27)	(52)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	37	(153)
Experience (losses)/gains arising on the post-retirement scheme obligations	(67)	(99)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(135)	896
Changes in demographic assumptions		9
Remeasurement of the defined benefit liability	$ (165)	$ 653